ORGANIZATION AND BASIS OF PRESENTATION - VIE arrangements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Exclusive Consultation and Service Agreement
VIE arrangements
Fees for consultation and service	$ 4,129	$ 9,877	$ 1,461
Exclusive Consultation and Service Agreement | Beijing RYB Technology Development Co., Ltd ("RYB Technology")
VIE arrangements
Term of agreement (in years)	10 years
Business Operation Agreement | Beijing RYB Technology Development Co., Ltd ("RYB Technology")
VIE arrangements
Term of agreement (in years)	10 years
Equity Disposal Agreement
VIE arrangements
Term of agreement (in years)	10 years